ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2012	2013

Assets
Current assets:
Cash and cash equivalents	$7,226	$1,715
Prepaid expenses and other current assets	162	19
Amounts due from related parties-current	37,933	35,390

Total current assets	45,321	37,124

Amounts due from related parties-non-current	—	594
Investment in subsidiaries and VIE	288,603	316,594

Total assets	$333,924	$354,312

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$1,069	$5,223
Amounts due to related parties	2,278	2,433
Deferred consideration in connection with business acquisitions	103	103

Total current liabilities	3,450	7,759

Other non-current liabilities	401	200

Total liabilities	$3,851	$7,959

Equity:
iSoftStone Holdings Limited shareholders’ equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 569,206,989 and 583,578,303 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	57	58
Treasury shares	(773)	—
Shares to be issued	1,262	127
Additional paid-in capital	294,909	308,699
Accumulated other comprehensive income	17,747	24,255
Retained earnings	16,871	13,214

Total equity	330,073	346,353

Total liabilities and equity	$333,924	$354,312

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In U.S. dollars in thousands, except share and per share data)

	For the year ended December 31,
	2011	2012	2013

Cost of revenues	$(307)	$(509)	$(494)
Operating expenses:
General and administrative expenses	(9,263)	(11,491)	(17,842)
Selling and marketing expenses	(1,225)	(1,442)	(1,350)
Research and development expenses	(188)	(198)	(121)

Total operating expenses	(10,676)	(13,131)	(19,313)

Other operating income	193	1,068	201

Loss from operations	(10,790)	(12,572)	(19,606)

Interest income	430	175	19
Interest expense	(654)	—	—
Changes in fair value of convertible notes derivatives	2,832	—	—

Net loss before income from subsidiaries and VIE	(8,182)	(12,397)	(19,587)
Income from subsidiaries and VIE	27,027	34,506	15,930

Net income (loss)	$18,845	$22,109	$(3,657)

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

STATEMENTS OF COMPREHENSIVE INCOME

(In U.S. dollars in thousands, except share and per share data)

	For the year ended December 31,
	2011	2012	2013

Net income (loss)	$18,845	$22,109	$(3,657)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	8,805	2,028	6,508

Comprehensive income	27,650	24,137	2,851

Comprehensive income attributed to iSoftStone Holdings Limited	$27,650	$24,137	$2,851

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In U.S. dollars in thousands, except share and per share data)

	Ordinary Shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount

Balance as of January 1, 2011	523,953,829	$52	$(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424
Issuance of ordinary shares in connection with share-based compensation arrangement	665,999	—	—	—	—	—	—	—
Share-based compensation	—	—	—	—	9,322	—	—	9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units	12,178,146	1	—	—	4,247	—	—	4,248
Transfer of ordinary shares in connection with the settlement of acquisition of Jiefeng	—	—	200	(55)	(145)	—	—	—
Issuance and transfer of ordinary shares in connection with the settlement of acquisition of Kebao	—	—	270	(80)	(190)	—	—	—
Conversion of convertible notes to ordinary shares	20,406,720	2	—	—	27,235	—	—	27,237
Transfer of ordinary shares in connection with the settlement acquisition of MDCL	152,863	—	—	(20)	88	—	—	68
Issuance of ordinary shares to a consultant	324,849	1	—	(154)	364	—	—	211
Comprehensive income:
Net income	—	—	—	—	—	18,845	—	18,845
Foreign currency translation adjustment	—	—	—	—	—		8,805	8,805

Balance as of December 31, 2011	557,682,406	56	(773)	1,262	228,134	(5,238)	15,719	293,160

Share-based compensation	—	—	—	—	11,120	—	—	11,120
Issuance of ordinary shares in connection with exercise of options and vesting of share units	11,686,061	1	—	—	1,655	—	—	1,656
Repurchase of ordinary shares	(161,478)	—	—	—	—	—	—	—
Comprehensive income:
Net income	—	—	—	—	—	22,109	—	22,109
Foreign currency translation adjustment	—	—	—	—	—		2,028	2,028

Balance as of December 31, 2012	569,206,989	57	(773)	1,262	294,909	16,871	17,747	330,073
Share-based compensation	—	—	—	—	12,831	—	—	12,831
Issuance of ordinary shares in connection with exercise of options and vesting of share units	15,514,857	1	—	—	597	—	—	598
Repurchase of ordinary shares	(83,282)	—	—	—	—	—	—	—
Cancellation of ordinary shares purchased and held by iSoftstone HK	(1,933,455)	—	773	—	(773)	—	—	—
Transfer of ordinary shares in connection with business acquisition of Shanghai Kangshi	873,194	—	—	(1,135)	1,135	—	—	—
Comprehensive income:
Net income (loss)	—	—	—	—	—	(3,657)	—	(3,657)
Foreign currency translation adjustment	—	—	—	—	—	—	6,508	6,508

Balance as of December 31, 2013	583,578,303	$58	—	$127	$308,699	$13,214	$24,255	$346,353

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands, except share and per share data)

	For the year ended December 31,
	2011	2012	2013

Cash flows from operating activities:
Net income (loss)	$18,845	$22,109	$(3,657)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE	(27,027)	(34,506)	(15,930)
Share-based compensation	9,331	11,120	12,832
Changes in fair value of convertible notes derivatives	(2,832)	—	—
Imputed interest expense in connection with convertible notes-interest	654	—	—
Changes in operating assets and liabilities:
Amounts due from related parties	889	5,755	1,949
Prepaid expenses and other current assets	173	(343)	143
Amounts due to related parties	2,751	(3,158)	155
Accrued expenses and other current liabilities	1,127	(62)	3,952

Net cash provided by (used in) operating activities	3,911	915	(556)

Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(3,939)	—	—
Cash paid for investment in subsidiaries	(111,816)	(10,299)	(5,000)
Proceeds from sales of long term investment	—	2,413	—

Net cash used in investing activities	(115,755)	(7,886)	(5,000)

Cash flows from financing activities:
Payment of offering cost in connection with the issuance of ordinary shares	(1,485)	—	—
Proceeds from exercise of options	4,032	1,874	599
Proceeds from sale of ordinary shares	211	—	—
Deferred and contingent consideration paid for business acquisitions	—	—	(554)

Net cash provided by financing activities	2,758	1,874	45

Net decrease in cash	(109,086)	(5,097)	(5,511)

Cash and cash equivalents at beginning of year	121,409	12,323	7,226
Cash and cash equivalents at end of year	$12,323	$7,226	$1,715

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.